Useful Lives (Details) (USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2011	Dec. 31, 2014	Dec. 29, 2012	Jan. 28, 2011	Dec. 28, 2013
Property, Plant and Equipment [Line Items]
Allowance for doubtful accounts eceivable		$ 2.9			$ 0.8
Selling, general and administrative expenses
Property, Plant and Equipment [Line Items]
Shipping and handling costs	38.5	66.6	33.8
Successor | Selling, general and administrative expenses
Property, Plant and Equipment [Line Items]
Research and development expense	11.8	18.1
Predecessor | Selling, general and administrative expenses
Property, Plant and Equipment [Line Items]
Research and development expense				$ 12.5
Technology
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset useful life		13 years
Customer relationships
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset useful life		16 years
Patents
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset useful life		6 years
Building and improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life		5 years
Building and improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life		31 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life		2 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life		15 years
Other | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life		2 years
Other | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life		15 years